REVENUE	12 Months Ended
Aug. 31, 2020
REVENUE
REVENUE

17.     REVENUE

The Group provides domestic K-12 and international education program in PRC and overseas. Overseas business includes arts programs, language programs and university foundation programs. The Group’s revenue includes tuition income from education programs, meal income, boarding income, commission income, study-abroad and career consulting service income, camp service and other education services related revenue. Revenue for the years ended August 31, 2018, 2019 and 2020 were primarily generated in the PRC, Hong Kong, Canada, the UK and US. Please refer to Note 24 for disaggregation of Revenue by geographical areas. The Group recognized majority of its revenue over time and have insignificant amount of revenue recognized at a point in time.

(a)	Disaggregation of revenue

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Tuition income from education programs	1,254,390	1,689,952	2,210,159
Tuition income from complementary training institutes	85,098	123,895	137,083
Meal income	187,307	225,665	251,572
Boarding income	72,357	118,723	262,145
Commission income	50,236	138,587	142,856
Consulting service income	18,987	124,072	160,469
Other revenues	53,191	145,703	206,025
Less: sales tax	2,695	3,592	3,806
Total	1,718,871	2,563,005	3,366,503

17.     REVENUE - continued

(b)	Contract balances

	As of August 31,
	2019	2020
	RMB	RMB
Account receivable	21,528	19,271
Contract liabilities - Current	1,529,137	1,544,184
Non-current contract liabilities	—	1,772
Refund liabilities	20,259	70,711

Contract liabilities principally relate to customer advances received prior to performance of services. Substantially all contract liabilities at the beginning of the year ended August 31, 2020 were recognized as revenue during the year ended August 31, 2020.

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liabilities estimates are based on historical refund ratio on a portfolio basis using the expected value method.